Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss	$ (26,080)	$ (24,377)	$ (72,807)	$ (114,331)
Adjustments to reconcile net loss to net cash proceeds from operating activities:
Depreciation and amortization	1,003	1,031	4,046	4,146
Amortization of debt issuance costs and debt discount	0	31	316	65
Non-cash operating lease cost	176	180	718	507
Stock-based compensation	3,314	3,558	15,689	14,596
Issuance of shares under Settlement Agreement			0	750
(Gain) loss on derivative liability	(10,409)	457	(17,378)	512
Financing costs and allocated expense for financial instruments at fair value	4,057	1,375
In-process research and development expense	566	0
Allocated expense for financial instruments at fair value			17,297	0
Change in fair value of debt and liability instruments	6,114	3,905	4,782	7,189
Allowances for expected credit losses			1,186	0
Other	38	26	661	57
Changes in operating assets and liabilities:
Accounts receivables, net	15,823	4,881	(6,267)	(13,361)
Inventory	(584)	726	1,462	(2,838)
Prepaid expenses and other	129	(39)	(479)	(441)
Other long-term assets	0	(30)	(30)	855
Accounts payable	5,128	1,265	7,419	19,880
Accrued Payroll	149	1,046	(1,176)	1,327
Accrued expenses	841	1,120	(8,167)	2,310
Accrued rebates and fees	5,912	14,430	72,859	58,765
Operating lease liability			(758)	(711)
Operating lease liability	(170)	(197)
Other long-term liabilities	0	3	(24)	16
Net cash proceeds from operating activities	6,007	9,391	19,349	(20,707)
Investing activities
Acquisition consideration paid in cash for Romeg intangible asset acquisition	(150)	(150)	(600)	(300)
Cash paid for in-process research and development, net	(200)	0
Purchase of equity securities			(2,000)	0
Purchase of convertible promissory note from Denali	(45)	0	(75)	0
Purchase of property, plant, and equipment			0	(30)
Net cash used for investing activities	(395)	(150)	(2,675)	(330)
Financing activities
Proceeds from issuance of shares under Standby Equity Purchase Agreements and ATM Sales Agreement	0	156	2,671	35,458
Proceeds from issuance of Convertible Debentures			0	24,000
Proceeds from issuance of Revolving Facility	0	32,567	95,438	86,354
Proceeds from issuance of FSF Deposit			10,000	0
Proceeds from issuance of Tranche B Notes and purchased revenue liability			25,000	0
Repayment of Revolving Facility	0	(33,313)	(112,791)	(69,001)
Repayment of Oramed Note	0	(15,000)	(64,200)	(5,000)
Cash consideration paid in connection with warrant repurchase			(300)	0
Transaction costs paid related to the Business Combination			0	(1,372)
Repayment of Convertible Debentures	0	(4,375)	(4,375)	(15,625)
Repayment of Tranche B Notes principal and interest	(1,596)	0	(3,283)	0
Payments on purchased revenue liability	(797)	0
Transaction costs paid in connection with share repurchase	(396)	0	0	(1,987)
Proceeds from issuance of shares under direct offerings	0	10,000	41,967	0
Payments of debt issuance costs			(4,172)	(380)
Payments of direct offering issuance costs	0	(1,277)	(4,370)	0
Excise tax paid in connection with share repurchase	(200)	0	(450)	0
Payments of deferred transaction costs related to Semnur Business Combination	(95)	0	(1,379)	0
Proceeds from stock options exercised	0	46	2,113	1,135
Disbursement of funds to Sorrento			0	(20,000)
Cash consideration paid in connection with share repurchase			0	(10,000)
Net cash used for financing activities	(3,084)	(11,196)	(18,131)	23,582
Net change in cash, cash equivalents and restricted cash	2,528	(1,955)	(1,457)	2,545
Cash, cash equivalents and restricted cash at beginning of period	3,272	4,729	4,729	2,184
Cash, cash equivalents and restricted cash at end of period	5,800	2,774	3,272	4,729
Supplemental disclosure:
Cash paid for interest			1,561	1,426
Non-cash investing and financing activities
Issuance of shares to B. Riley pursuant to B. Riley Purchase Agreement			0	1,869
Issuance costs related to direct offerings included in accrued expenses and account payables	$ 0	$ 1,501	1,845	0
Fee Warrants issued and exercised in connection with the Commitment Letter			610	0
Settlement of FSF Deposit			13,000	0
Deferred transaction costs related to Semnur Merger included in accrued expenses and account payable			4,602	0
Conversion of Oramed Note into Tranche B Notes			25,000	0
Conversion of Tranche B Notes into common stock			9,256	0
Debt issuance costs included in accrued expenses			3,063	0
Placement Agent Shares and October 2024 Placement Agent Warrants			3,792	0
StockBlock Warrants issued in connection with the December 2024 RDO			1,265	0
Conversion of Convertible Debentures into common stock			0	7,735
Right-of-use assets obtained in exchange for operating lease liabilities with lease modification			0	2,523
Oramed Note issuance at fair value			0	106,252
Other non-cash consideration in connection with share repurchase			0	26,154
Excise tax in connection with share repurchase included in accrued expenses			$ 860	$ 1,310